Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2019
Trade And Other Receivables
Schedule of trade and other receivables

	30 June 2019	30 June 2018
	AUD$	AUD$

Current

Trade receivables*	332,972	492,276
Loss allowance	(34,046)	—
Other receivables	138,172	—
Accrued income**	531,828	1,191,029
Total Trade and Other Receivables	968,926	1,683,305

*	All trade receivables are non-interest bearing.

**	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.